Restricted Net Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted net assets	$ 12,284,878	$ 10,977,359
Retained earnings	41,556,125	17,679,458
Consolidated net assets	$ 12,284,878	$ 10,977,359
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%